Analysis of Net Debt - Schedule of Significant Borrowings (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of Significant Borrowings [line items]
Hedged to floating rate | $				$ (162)
euro bonds | Maturity year 2023
Disclosure of Significant Borrowings [line items]
Annual coupons	3.125%
Outstanding	€ 750
Final maturity	2023
Hedged to floating rate	€ 375
euro bonds | Maturity year 2023
Disclosure of Significant Borrowings [line items]
Annual coupons	0.875%
Outstanding	€ 500
Final maturity	2023
euro bonds | Maturity year 2024
Disclosure of Significant Borrowings [line items]
Annual coupons	1.875%
Outstanding	€ 600
Final maturity	2024
euro bonds | Maturity year 2026
Disclosure of Significant Borrowings [line items]
Annual coupons	1.25%
Outstanding	€ 750
Final maturity	2026
euro bonds | Maturity year 2028
Disclosure of Significant Borrowings [line items]
Annual coupons	1.375%
Outstanding	€ 600
Final maturity	2028
euro bonds | Maturity year 2030
Disclosure of Significant Borrowings [line items]
Annual coupons	1.625%
Outstanding	€ 750
Final maturity	2030
US Dollar bonds | Maturity year 2025
Disclosure of Significant Borrowings [line items]
Annual coupons	3.875%
Outstanding	€ 1,250
Final maturity	2025
Hedged to floating rate | $		$ 875
US Dollar bonds | Maturity year 2027
Disclosure of Significant Borrowings [line items]
Annual coupons	3.40%
Outstanding	€ 600
Final maturity	2027
US Dollar bonds | Maturity year 2028
Disclosure of Significant Borrowings [line items]
Annual coupons	3.95%
Outstanding	€ 900
Final maturity	2028
Hedged to floating rate | $		$ 500
US Dollar bonds | Maturity year 2033
Disclosure of Significant Borrowings [line items]
Annual coupons	6.40%
Outstanding	€ 213
Final maturity	2033
US Dollar bonds | Maturity year 2045
Disclosure of Significant Borrowings [line items]
Annual coupons	5.125%
Outstanding	€ 500
Final maturity	2045
US Dollar bonds | Maturity year 2047
Disclosure of Significant Borrowings [line items]
Annual coupons	4.40%
Outstanding	€ 400
Final maturity	2047
US Dollar bonds | Maturity year 2048
Disclosure of Significant Borrowings [line items]
Annual coupons	4.50%
Outstanding	€ 600
Final maturity	2048
Pound Sterling bonds | Maturity year 2029
Disclosure of Significant Borrowings [line items]
Annual coupons	4.125%
Outstanding | £			£ 400
Final maturity	2029